Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid ("CAP") to CEO(2)(6)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (4)(6)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands)	Earnings per Share ("EPS")
					Total Share -holder Return ("TSR")	Peer Group Total Share- holder Return(5)
2025	$1,355,859	$1,376,843	$768,919	$786,932	$183.40	$211.47	$31,362	$1.38
2024	$1,307,912	$1,382,287	$790,570	$724,633	$164.09	$164.70	$24,523	$1.06
2023	$784,630	$798,304	$506,537	$519,229	$139.65	$123.02	$23,384	$1.00
2022	$1,259,829	$1,255,996	$680,983	$681,963	$154.76	$112.77	$50,118	$2.03
2021	$934,334	$890,964	$536,164	$515,917	$143.56	$135.97	$31,590	$1.19

Company Selected Measure Name	Earnings per Share
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Van Dyke for each corresponding year in the "Total" column of the Summary Compensation Table ("SCT").The dollar amounts reported in this column represent the average of the amounts reported for the Company's non-CEO NEOs ("Non-CEO NEOs") as a group in the "Total" column of the SCT in each applicable year. The names of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Bradford N. Langs, Wendy S. Bell, Tony E. Kallsen and Matthew M. Speare.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P BMI U.S. Banks Index.
PEO Total Compensation Amount	$ 1,355,859	$ 1,307,912	$ 784,630	$ 1,259,829	$ 934,334
PEO Actually Paid Compensation Amount	$ 1,376,843	1,382,287	798,304	1,255,996	890,964
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of CAP to our CEO, Litz Van Dyke, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Van Dyke during the applicable year. To calculate CAP to Mr. Van Dyke, for each of the years shown, the following amounts were deducted from and added to SCT total compensation.
CEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2025	$1,355,859	$404,492	$425,476	$1,376,843
2024	$1,307,912	$356,707	$431,082	$1,382,287
2023	$784,630	$—	$13,674	$798,304
2022	$1,259,829	$353,812	$349,979	$1,255,996
2021	$934,334	$97,847	$54,477	$890,964
(a)    The dollar amounts reported in this column include $300,030, $258,316 and $232,042 in the "Stock Awards" column of the SCT for 2025, 2024, and 2022, respectively, as well as, $60,489, $71,194, $121,770 and $97,847 in the "Non-equity Incentive Plan Compensation" column of the SCT for 2025, 2024, 2022 and 2021, respectively, and $43,973 and $27,197 in the "Bonus" column of the SCT for 2025 and 2024, respectively, reflecting the portion of the bonus amounts earned for 2025, 2024, 2022 and 2021 performance under the annual incentive plan (and discretionary amount for 2025 and 2024) that was paid in shares of restricted stock granted in February 2026, March 2025, February 2023 and February 2022, respectively.
(b)    The equity component of CAP for each fiscal year is further detailed in the supplemental table below.
CEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$416,240	$9,934	$—	($698)	$—	$—	$425,476
2024	$362,123	$64,740	$—	$4,219	$—	$—	$431,082
2023	$105,134	($94,120)	$—	$2,660	$—	$—	$13,674
2022	$314,049	$3,154	$29,672	$3,104	$—	$—	$349,979
2021	$37,213	$15,056	$—	$2,208	$—	$—	$54,477
	These amounts for 2023 and 2024, as well as the amounts for 2023 and 2024 in the “CEO SCT Total to CAP Reconciliation,” “CEO Equity Component of CAP,” “Average Non-CEO NEOs SCT Total to CAP Reconciliation” and “Average Non-CEO NEOs Equity Component of CAP” tables, have been corrected from the corresponding amounts shown in our Definitive Proxy Statements on Schedule 14A filed on April 25, 2025 and April 26, 2024 to address a calculation error relating to the 2022 PUs.
Non-PEO NEO Average Total Compensation Amount	$ 768,919	790,570	506,537	680,983	536,164
Non-PEO NEO Average Compensation Actually Paid Amount	$ 786,932	724,633	519,229	681,963	515,917
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of CAP to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. To calculate CAP to our Non-CEO NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.
Average Non-CEO NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2025	$768,919	$176,038	$194,051	$786,932
2024	$790,570	$176,697	$110,760	$724,633
2023	$506,537	$—	$12,692	$519,229
2022	$680,983	$149,334	$150,314	$681,963
2021	$536,164	$49,176	$28,929	$515,917
(a)    The dollar amounts reported in this column include the average of $120,027, $114,714 and $92,139 for 2025, 2024 and 2022 in the "Stock Awards" column of the SCT, as well as, $32,430, $44,828, $57,195 and $49,176 in the "Non-equity Incentive Plan Compensation" column of the SCT for 2025, 2024, 2022 and 2021, respectively, and the average of $23,581 and $17,155 in the "Bonus" column of the SCT for 2025 and 2024, reflecting the portion of the bonus amounts earned for 2025, 2024, 2022 and 2021 performance under the annual incentive plan (and discretionary amount for 2025 and 2024) that was paid in shares of restricted stock granted in February 2026, March 2025, February 2023 and February 2022, respectively.
(b)    The equity component of CAP for each fiscal year is further detailed in the supplemental table below.
Average Non-CEO NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$190,189	$4,209	$—	($347)	$—	$—	$194,051
2024	$80,407	$28,282	$—	$2,071	$—	$—	$110,760
2023	$49,382	($38,039)	$—	$1,349	$—	$—	$12,692
2022	$132,434	$1,616	$14,647	$1,617	$—	$—	$150,314
2021	$19,403	$7,731	$—	$1,795	$—	$—	$28,929
	These amounts for 2023 and 2024, as well as the amounts for 2023 and 2024 in the “CEO SCT Total to CAP Reconciliation,” “CEO Equity Component of CAP,” “Average Non-CEO NEOs SCT Total to CAP Reconciliation” and “Average Non-CEO NEOs Equity Component of CAP” tables, have been corrected from the corresponding amounts shown in our Definitive Proxy Statements on Schedule 14A filed on April 25, 2025 and April 26, 2024 to address a calculation error relating to the 2022 PUs.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR: The graph below illustrates the relationship between the CAP of our CEO and the average CAP of our non-CEO NEOs over the last five years and the Company's TSR performance, as well as TSR relative to the S&P BMI U.S. Banks Index. This illustrates that, from 2021 to 2022, 2022 to 2023, 2023 to 2024 and 2024 to 2025, the CAP of our CEO and the average CAP of our non-CEO NEOs is generally aligned with the Company's cumulative TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income: The graph below illustrates the relationship between the CAP of our CEO and the average CAP of our non-CEO NEOs over the last five years and the Company's net income. This illustrates that, from 2021 to 2022, 2022 to 2023, 2023 to 2024 and 2024 to 2025, the CAP of our CEO and the average CAP of our non-CEO NEOs is generally aligned with the Company's net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Earnings per Share: The graph below illustrates the relationship between the CAP of our CEO and the average CAP of our non-CEO NEOs over the last five years and the Company's earnings per share. This illustrates that, from 2021 to 2022, 2022 to 2023, 2023 to 2024 and 2024 to 2025, the CAP of our CEO and the average CAP of our non-CEO NEOs is generally aligned with the Company's earnings per share.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR: The graph below illustrates the relationship between the CAP of our CEO and the average CAP of our non-CEO NEOs over the last five years and the Company's TSR performance, as well as TSR relative to the S&P BMI U.S. Banks Index. This illustrates that, from 2021 to 2022, 2022 to 2023, 2023 to 2024 and 2024 to 2025, the CAP of our CEO and the average CAP of our non-CEO NEOs is generally aligned with the Company's cumulative TSR.

Tabular List, Table	Earnings per Share •Return on Average Assets •Return on Average Equity •Efficiency Ratio •Nonperforming Assets to Average Assets Ratio
Total Shareholder Return Amount	$ 183.40	164.09	139.65	154.76	143.56
Peer Group Total Shareholder Return Amount	211.47	164.70	123.02	112.77	135.97
Net Income (Loss)	$ 31,362,000	$ 24,523,000	$ 23,384,000	$ 50,118,000	$ 31,590,000
Company Selected Measure Amount | $ / shares	1.38	1.06	1.00	2.03	1.19
PEO Name	Litz Van Dyke
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Nonperforming Assets to Average Assets Ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (404,492)	$ (356,707)	$ 0	$ (353,812)	$ (97,847)
Adjustment To Compensation Amount, Stock Awards	(300,030)		(258,316)	(232,042)
Adjustment To Compensation Amount, Non-Equity Incentive Plan Compensation	(60,489)		(71,194)	(121,770)	(97,847)
Adjustment To Compensation Amount, Bonus	(43,973)	(27,197)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	425,476	431,082	13,674	349,979	54,477
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	416,240	362,123	105,134	314,049	37,213
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,934	64,740	(94,120)	3,154	15,056
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	29,672	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(698)	4,219	2,660	3,104	2,208
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(176,038)	(176,697)	0	(149,334)	(49,176)
Adjustment To Compensation Amount, Stock Awards	(120,027)	(114,714)		(92,139)
Adjustment To Compensation Amount, Non-Equity Incentive Plan Compensation	(32,430)	(44,828)		(57,195)	(49,176)
Adjustment To Compensation Amount, Bonus	(23,581)	(17,155)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,051	110,760	12,692	150,314	28,929
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,189	80,407	49,382	132,434	19,403
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,209	28,282	(38,039)	1,616	7,731
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	14,647	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347)	2,071	1,349	1,617	1,795
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0